GOODWILL IMPAIRMENT	12 Months Ended
Dec. 31, 2021
GOODWILL IMPAIRMENT
GOODWILL IMPAIRMENT

9.     GOODWILL IMPAIRMENT

Goodwill of 256 was recognized in 2014 as a result of an acquisition of EMLS Group (“EMLS”), a leading online real estate classifieds website in Saint-Petersburg and Leningrad region. Goodwill was allocated to the cash-generating unit (CGU) of EMLS. In December 2019, management of the Group decided to gradually cease the operations of the website “emls.ru” during the next two years and transfer its customer base to the Group’s main website “cian.ru” and Cian mobile application, and, accordingly, goodwill was written off in full as of December 31, 2019.